Major Group Investments - Direct and Indirect (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Major Group Investments - Direct and Indirect

				Group beneficial interest		Carrying value in holding company
		Shares held				Shares		Loans[6]
	Notes	2017	2016	2017%	2016%	2017 R million	2016 R million	2017 R million	2016 R million
SUBSIDIARIES
Unlisted
Abosso Goldfields Ltd[7]
- Class “A” shares	1	49,734,000	49,734,000	90.0	90.0	—	—	—	—
- Class “B” shares	1	4,266,000	4,266,000	90.0	90.0	—	—	—	—
Agnew Gold Mining Company Pty Ltd	2	54,924,757	54,924,757	100.0	100.0	—	—	—	—
Beatrix Mines Ltd	3	96,549,020	96,549,020	100.0	100.0	206.8	206.8	—	—
Beatrix Mining Ventures Ltd	3	9,625,001	9,625,001	100.0	100.0	120.4	120.4	(136.8)	(136.8)
Darlot Mining Company Pty Ltd	2	1	1	100.0	100.0	—	—	—	—
Driefontein Consolidated (Pty) Ltd	3	1,000	1,000	100.0	100.0	—	—	(13.1)	(13.1)
GFI Joint Venture Holdings (Pty) Ltd	3	311,668,564	311,668,564	100.0	100.0	—	—	(0.4)	(0.4)
GFL Mining Services Ltd	3	235,676,387	235,676,387	100.0	100.0	18,790.5	18,790.5	(8,331.2)	(8,004.2)
Gold Fields Ghana Ltd[8]	1	900	900	90.0	90.0	—	—	—	—
Gold Fields Group Services (Pty) Ltd	3	1	1	100.0	100.0	—	—	(224.8)	355.5
Gold Fields Holdings Company (BVI) Ltd	5	4,084	4,084	100.0	100.0	—	—	—	—
Gold Fields La Cima S.A.[9]	4	1,426,050,205	1,426,050,205	99.5	99.5	—	—	—	—
Gold Fields Operations Ltd	3	156,279,947	156,279,947	100.0	100.0	—	—	(0.4)	(0.4)
Gold Fields Orogen Holdings (BVI) Ltd	5	356	356	100.0	100.0	—	—	—	—
Gruyere Mining Company Pty Ltd	2	1	1	100.0	100.0	—	—	—	—
GSM Mining Company Pty Ltd	2	1	1	100.0	100.0	—	—	—	—
Kloof Gold Mining Company Ltd	3	138,600,000	138,600,000	100.0	100.0	602.8	602.8	(610.2)	(610.2)
Newshelf 899 (Pty) Ltd[10]	3	90,000,000	90,000,000	100.0	100.0	23,210.9	23,210.9	—	—
St Ives Gold Mining Company Pty Ltd	2	281,051,329	281,051,329	100.0	100.0	—	—	—	—

Total						42,931.4	42,931.4	(9,316.9)	(8,409.6)

1	Incorporated in Ghana.
2	Incorporated in Australia.
3	Incorporated in the Republic of South Africa.
4	Incorporated in Peru.
5	Incorporated in the British Virgin Islands.
6	The loans are unsecured, interest free and have no fixed repayment terms.
7	Abosso Goldfields Ltd (“Abosso”) owns the Damang operation in Ghana. The accumulated non-controlling interest of Abosso at 31 December 2017 amounts to US$5.8 million (2016: US$3.6 million). No dividends were paid to the non-controlling interest during 2017 or 2016. Refer to the segment reporting, note 41, for summarised financial information of Damang.
8	Gold Fields Ghana Ltd (“GFG”) owns the Tarkwa operation in Ghana. The accumulated non-controlling interest of GFG at 31 December 2017 amounts to US$119.2 million (2016: US$116.6 million). A dividend of US$5.8 million was advanced to the non-controlling interest during 2017 (2016: US$nil). Refer to the segment reporting, note 41, for summarised financial information of Tarkwa.
9	Gold Fields La Cima S.A. (“La Cima”) owns the Cerro Corona operation in Peru. The accumulated non-controlling interest of La Cima at 31 December 2017 amounts to US$2.4 million (2016: US$2.5 million). A dividend of US$0.6 million was paid to the non-controlling interest during 2017 (2016: US$0.2 million). Refer to the segment reporting, note 41, financial information of Cerro Corona.
10	Refer note 25.2. Newshelf is the holding company of GFIJVH and GFO which own the South Deep mine. In terms of the South Deep BEE agreement, there is an agreed phase-in participation of BEE partners over 20 years. The BEE partners’ stake will ultimately be 10%, resulting in a 90% holding by Newshelf.

Summary of Share Held in Investments in Associates Joint Ventures other Equity Investments and Percentage of Beneficial Interest

	Shares held		Group beneficial interest
	2017	2016	2017%		2016%
OTHER[1]
Listed associates
Maverix Metals Incorporated (“Maverix”)	42,850,000	42,850,000	27.9		32.3
Rusoro Mining Limited	140,000,001	140,000,001	25.7		25.7

Joint venture
Far Southeast Gold Resources Incorporated	1,737,699	1,737,699	40.0		40.0

Listed equity investments
Bezant Resources PLC	17,945,922	17,945,922	2.9		8.8
Cardinal Resources Limited	42,818,182	13,700,270	11.5		4.5
Cardinal Resources Limited (Options)	38,220,051	19,705,790	33.0	[2]	17.0
Cascadero Copper Corporation	2,025,000	2,025,000	1.1		1.1
Clancy Exploration Limited	17,764,783	17,764,783	0.6		0.7
Consolidated Woodjam Copper Corporation	12,848,016	12,848,016	17.2		17.8
Fjordland Exploration Incorporated	363,636	1,818,182	0.8		1.8
Gold Road Resources Limited	87,117,909	—	9.9		—
Hummingbird Resources PLC	21,258,503	21,258,503	6.2		6.2
Orsu Metals Corp	2,613,491	26,134,919	7.3		19.7
Radius Gold Incorporated	3,625,124	3,625,124	4.2		4.2
Red 5 Limited	246,875,821	—	19.9	[3]	—

1	Only major investments are listed individually.
2	If the Group was to exercise all the Cardinal Resources options, the Group’s effective interest would be below 20% and therefore does not have significant influence over Cardinal Resources Limited.
3	An assessment has been performed and the Group does not have significant influence over Red 5 Limited.